UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811- 21748

 Bread & Butter Fund, Inc.

(Exact name of registrant as specified in charter)

3633 Hill Rd 3rd Flr. Parsippany, NJ 07054

(Address of principal executive offices) (Zip code)

James B Potkul, Potkul Capital Management LLC.

 3633 Hill Rd 3rd Flr. Parsippany, NJ 07054

(Name and address of agent for service)

Registrant's telephone number, including area code:   973-331-1000

Date of fiscal year end:      December 31

Date of reporting period:   June 30,  2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the  transmission to stockholders of any report that is required to be transmitted to  stockholders  under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders

A No Load Capital Appreciation Fund

BABFX

Semi-Annual Report

June 30, 2011

(Unaudited)

Advisor: Potkul Capital Management LLC

Phone: (888) 476-8585

(440) 922-0066

BreadandButterFund.com

Dear Fellow Shareholders,

The Bread & Butter Fund (BABFX) had a total return of 3.32% for the six month period ending June 30, 2011 against the return of the S&P 500 Index of 5.01%.  The Fund had been outperforming the index by a wide mark earlier in the period but gave back some ground as some of our holdings dropped in value due to the recent market weakness.

The Fund is focused on securities that are undervalued and that can protect your purchasing power against a devaluing dollar and higher inflation. A number of the Fund’s top holdings are priced at attractive levels including Loews Corp, Newmont Mining, Berkshire Hathaway, Philip Morris International, Tyson Foods, Chesapeake Energy and Coeur D’Alene Mines. Below is a brief discussion of each company.

Loews Corp. is a holding company which owns majority stakes in publically traded companies such as CNA Financial, Diamond Offshore and Boardwalk Pipeline Partners along with wholly owned subsidiaries such as Highmount Energy and Loews Hotels.  As cash flows to the holding company, a fortress like balance sheet continues to grow with cash of $4.3 billion. This cash hoard gives the company the flexibility to make acquisitions, fund internal expansion or buyback shares. Currently, the share price is trading at a big discount to the sum of all these parts making it an attractive security.

Berkshire Hathaway is a holding company that owns a number of subsidiaries in diverse businesses. The company has been transitioning over time to more of an operating model. Berkshire continues to generate growing free cashflow which is being invested in the railroad, utility, energy businesses as well as new acquisitions. The share price represents excellent value as it trades near its book value, historically a rare event.

Newmont Mining explores and produces primarily gold and to a lesser extent copper. The company’s share price has been stuck in neutral the past several years as the price of gold has been hitting nominal record highs as its cash-flow, free cash-flow and dividend have grown tremendously. The shares represent excellent value and will eventually price in the current gold price. The company has a strong balance sheet allowing it to fund all acquisitions and capital expenditures internally without resorting to debt or stock issuance.

Philip Morris International continues to benefit from emerging market growth with its free cash-flow generation. The company has been buying back shares and increasing the dividend on a regular basis. The company will definitely profit from the weak dollar policy since they do 100% of their business outside the US. The company shares are priced reasonably and offer fairly good total return including the dividend.

Tyson Foods is a producer and processor of poultry, beef and pork and is one and two in its market categories. The company’s share price has been dormant for two decades and I do think this is about to change. This sleeping giant is taking the necessary steps to get this powerhouse franchise on the right track. Tyson has been paying down debts, which has led to a recent credit rating improvement to investment grade. Capital allocation of cash has improved as it is being invested to upgrade the efficiency of operations and to share buybacks. In addition, industry dynamics look robust as supply has been curtailed leading to stronger pricing while the company has excellent prospects to expand its business in some of the emerging markets.

Chesapeake Energy is in the exploration and production of natural gas, oil and natural gas liquids. The company has a leading land position in just about every prolific unconventional shale play in North America. The company has had some corporate governance issues in the past and shareholders have been pressuring leadership. These issues have weighed on stock valuation over time. However, the share price is trading at a large discount to its reserve value and offers compelling value.

Finally, Coeur D’Alene Mines is a major silver miner.  The company is benefitting from a surge in silver prices as cashflows and free cashflows grow rapidly generating cash to pay down debts and to fund increased investment. The shares are trading as if the price of silver has little or no lasting support at these levels. Many investors are skeptical of the miner’s ability to continue with these record cashflows.  I believe the shares offer excellent value and leverage to participate in silvers upside.

The Fund held cash reserves of 23%. Unfortunately, the yield on cash reserves is earning slightly more than cash hidden under a mattress. With year over year consumer price index (CPI) at 3.6%, the cash is losing its purchasing power. It is a struggle to find sufficient yield as represented by the meager yields in the treasury market: currently the 10 year treasury is 1.99% and the 30 year is 3.30%. At such low interest rates, the real rates of return are negative. Many savers are forced to stretch for yield in lower rated bonds in order to make ends meet. At this point, the bond market does not offer much value but more risk of capital losses when interest rates move up off these record lows. There are fewer alternatives for income investors. As the volatility in the stock market continues, multi-national dividend paying companies are starting to show up on our value screens.

Over the six month period ending June 30, 2011, the Fund made a number of purchases and sales of securities. The Fund purchased shares in Newmont Mining, Nam Tai Electronics, PHI Inc., Tyson Foods and YPF Sociedad Anonima. Newmont is trading at a large discount to its reserves in the ground and to other metrics such as cashflow and earnings. Nam Tai’s share price is in proximity to its cash per share of about $5. The electronics manufacturing business is low margin so it is vital to have good management. PHI provides helicopters for the offshore energy and air medical businesses. PHI’s share price is grossly undervalued versus tangible book value. The company is depreciating its aircraft assets at a rapid rate compared to the useful lives of the assets.  Tyson Foods is a leader in the poultry, beef and pork processing markets. The company is trading at an attractive valuation to earnings and cashflows. Finally YPF Sociedad Anonima is the largest oil and gas explorer in Argentina. The company has enormous potential to increase its unconventional shale gas and oil reserves. The Fund sold positions in Novamed, Pilgrim Pride, Silver Standard Resources and Seaboard. Novamed was bought out by a private equity firm. The buyout price was inadequate for the company based on the free cashflow and future potential of the business. Pilgrim Pride was sold for a loss.  After additional analysis, I realized that the company was not as financially sound as first thought and represented more risk than was acceptable.  Silver Standard Resources was sold for a short term profit due to the parabolic movement in silver prices. I felt it was necessary to reduce some risk with such fast movements in the share price and the underlying commodity price of silver. And finally Seaboard a top quality company whose share price moved up rather quickly to a historically high price to book value.  I decided to lock in long term profits and reduce some risk. I hope the market gives me another opportunity to own Seaboard again at discounted prices.

For the six month period ending June 30, 2011, the main contributors to the Fund’s performance are Amsurg, Chesapeake Energy, Novamed, NRG Energy, Philip Morris, Pfizer, Seaboard and Silver Standard Resources. The main detractors to Fund performance was Coeur D’Alene Mines, Nam Tai Electronics and Pilgrim Pride.

In summary, many of the fund’s holdings are priced at very attractive valuations and represent an excellent opportunity for long term investors in the Fund.

Some Market Observations

US economic activity has improved since the lows in 2009, but can the economy grow without major assistance from the government to stimulate demand?  Many sectors of the financial system remain in the doldrums such as the consumer, financial and government. Large corporations are one sector to have benefitted from their exposures to the emerging economies around the globe and their focus on applying technology to enhance operational efficiencies. On the other hand, small businesses which are more reliant on domestic demand have not fared well. The good fortune of large corporations has not translated to employment growth or even rising real wages. The average American is facing a falling standard of living as the cost of living increases beyond income growth. Over the past decades, asset inflation in real estate and financial markets accounted for a large portion of the rising consumer wealth. The housing market through government policy, artificially low interest rates, lax lending standards and outright fraud inflated the value of homes beyond income affordability. The housing bubble has popped and valuations are slowly correcting to more affordable levels to income. However, until the government allows free markets to reveal true house price discovery of this enormous shadow foreclosure inventory, a real housing bottom will be delayed.

The seeds of this financial crisis were planted over the decades as the country lived well beyond our means by excessive debt issuance in the consumer sector and reckless use of leverage in our banking and financial system. In past letters, I have pointed out the total debts (Corporate, Financial, Government, Household sectors) to GDP ratio. It remains near record levels of over 350%. Today, as the government continues its policy to bailout mal-investment in the real estate, financial and consumer sector, treasury debts are increasing parabolic. Since early 2008, total treasury debts have risen by over 50% and are approaching $15 trillion or 100% of GDP. This total does not even include the assumed US backed Fannie Mae and Freddie Mac debts or entitlement programs. According to a book by Reinhart and Rogoff in “This Time is Different: Eight Centuries of Financial Folly” excessive levels of debt to GDP over 90% have a dampening impact on economic growth. The conclusion; there is no pain free solution to an excessive debt situation.

The US Government and Federal Reserve (Fed) are following aggressive inflationary monetary policies to debase the dollar by holding interest rates at near zero percent (ZIRP) and by purchasing treasury securities and agency bonds (QE1, QE2).  Since the dollar is the reserve currency of the world, the Fed has had the option to take such actions unlike Greece and other European countries which face severe austerity measures. Since foreigners currently own about a 1/3 of our total treasury debts outstanding, there will come a time when foreigners will refuse to buy anymore of our debts or even reject the dollar outright as a currency.

There are severe consequences for such easy fiscal and monetary policies: a potential uncontrollable devaluation of the dollar, high inflation and high interest rates. The biggest risk is the loss of confidence in the dollar. The policy of the Fed has been to devalue the dollar in a slow controlled manner. However if the dollar decline becomes unstable and starts to plunge, this can lead to an exodus out of the dollar. The cost of living would accelerate and subject a number of people to a much lower standard of living or even poverty. Those most vulnerable would be retirees, the poor and savers/investors in dollar based fixed income securities. Fixed income investments and pensions would not keep up with inflation. A larger percentage of disposable income would be consumed by energy and food cost.

The Fund’s portfolio is being positioned in such a way to protect the purchasing power of your assets. It will be a difficult task since our country is in a very severe financial position as government treasury debts increase at a precarious pace and the value of the dollar is in doubt. Thank you for your investment in the Bread & Butter Fund. If you have any questions or comments please feel free to email me at james@breadandbutterfund.com or call at 973-331-1000.

“You can ignore reality, but you cannot ignore the consequences of ignoring reality.” Ayn Rand

Respectfully Submitted,

James Potkul

President & Chief Investment Officer

The views contained in this report are those of the Fund’s portfolio manager as of June 30, 2011, and may not reflect his views on the date this report is first published or anytime thereafter. The preceding examples of specific investments are included to illustrate the Fund’s investment process and strategy. There can be no assurance that such investments will remain represented in the Fund’s portfolios. Holdings and allocations are subject to risks and to change. The views described herein do not constitute investment advice, are not a guarantee of future performance, and are not intended as an offer or solicitation with respect to the purchase or sale of any security

		BREAD & BUTTER FUND, INC.
		Top Ten Holdings and Asset Allocation
		June 30, 2011 (Unaudited)

Top Ten Holdings			Asset Allocation
(% of Net Assets)			(% of Net Assets)

Loews Corp.	11.73%		Diversified Holdings Cos.	17.07%
Newmount Mining Corp.	7.08%		Gold and Silver Ore	10.26%
Phillip Morris International Inc.	7.01%		Oil & Gas Exploration/Production	8.52%
Berkshire Hathaway, Inc.	5.33%		Consumer Products	7.01%
Tyson Foods, Inc.	4.46%		Meat Packing Plants	6.61%
Chesapeake Energy Corp.	3.90%		Oil Field Services	4.33%
PHI, Inc.	3.56%		Air Transportation (Nonscheduled)	3.56%
Pfizer Inc.	3.24%		Healthcare-Pharmaceuticals	3.24%
Coeur d'Alene Mines Corp.	3.18%		REIT Preferreds	2.92%
YPF Sociedad Anonima	2.96%		Healthcare-Hospitals	2.57%
	52.45%		Retail	2.09%
			Real Estate	1.88%
			Closed-End Trust	1.86%
			Electric Services	1.61%
			Deap Sea Foreign Transportation	1.41%
			Electronic Components	1.09%
			Radiotelephone Communications	0.88%
			Short Term Investments	23.14%
			Liabilities in Excess of Other Assets	(0.05)%
				100.00%

	Bread & Butter Fund
	Schedule of Investments
	June 30, 2011 (Unaudited)

Shares		Value

COMMON STOCKS - 72.13%

Air Transportation (Nonscheduled) - 3.56%
2,500	PHI, Inc. *	$ 54,325

Consumer Products - 7.01%
1,600	Phillip Morris International, Inc.	106,832

Deep Sea Foreign Transportation - 1.41%
1,600	Crude Carriers Corp.	21,520

Diversified Holding Cos. - 17.07%
1,050	Berkshire Hathaway, Inc. Class B *	81,260
4,250	Loews Corp.	178,882
		260,142
Electric Services - 1.61%
1,000	NRG Energy, Inc. *	24,580

Electronic Components, NEC - 1.09%
3,000	Nam Tai Electronics, Inc.	16,560

Gold & Silver Ores - 10.26%
2,000	Coeur d'Alene Mines Corp. *	48,520
2,000	Newmont Mining Corp.	107,940
		156,460
Healthcare-Hospitals - 2.57%
1,500	Amsurg Corp. *	39,195

Healthcare-Pharmaceutical - 3.24%
2,400	Pfizer, Inc.	49,440

Meat Packing Plants - 6.61%
1,500	Smithfield Foods, Inc. *	32,805
3,500	Tyson Foods, Inc. Class A	67,970
		100,775
Oil & Gas Exploration\Production - 8.52%
2,000	Chesapeake Energy Corp.	59,380
1,000	Statoil ASA ADR	25,450
1,000	YPF Sociedad Anonima Class D ADR	45,050
		129,880
Oil Field Services - 4.33%
500	Ensco Plc. ADR	26,650
1,000	Noble Corp. (Switzerland)	39,410
		66,060
Radiotelephone Communications - 0.88%
500	Vodafone Group plc (United Kingdom)	13,360

Real Estate - 1.88%
1,000	Consolidated - Tomoka Land Co.	28,600

Retail - 2.09%
600	Walmart Stores, Inc.	31,884

TOTAL COMMON STOCKS (Cost $903,250) - 72.13%		1,099,613

Closed-End Trust - 1.86%
500	Central Gold Trust (Canada) *	28,315
TOTAL CLOSED-END TRUST (Cost $23,140) - 1.86%		28,315

REIT Preferreds - 2.92%
2,000	Commonwealth Trust 6.50% Class D	44,540
TOTAL REIT PREFERREDS (Cost $16,409) - 2.92%		44,540

SHORT TERM INVESTMENTS - 23.14%
102,808	Fidelity Institutional Money Market Portfolio (Cost $102,808) 0.01%**	102,808
250,000	Huntington Conservative Deposit Account (Cost $250,000) 0.15%**	250,000
TOTAL SHORT-TERM INVESTMENTS (Cost $352,808)		352,808

TOTAL INVESTMENTS (Cost $1,295,607) - 100.05%		1,525,276

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.05)%		(792)

NET ASSETS - 100.00%		$ 1,524,484

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at June 30, 2011.
ADR - American Depository Receipt
The accompanying notes are an integral part of these financial statements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

          Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of June 30, 2011, in valuing the Fund’s investments carried at value:

	Investments in Securities	Level 1	Level 2	Level 3	Total

	Common Stocks	$ 1,099,613	$ -	$ -	$ 1,099,613
	Closed-End Trust	28,315			28,315
	REIT Preferred	44,540	-	-	44,540
	Short-Term Investments:
	Fidelity Institutional Money Market Portfolio	102,808	-	-	102,808
	Huntington Conservative Deposit Account	250,000	-	-	250,000
		$ 1,525,276	$ -	$ -	$ 1,525,276

The accompanying notes are an integral part of these financial statements.

Bread & Butter Fund
Statement of Assets and Liabilities
June 30, 2011 (Unaudited)

Assets:
Investments in Securities, at Value (Cost $1,295,607)	$ 1,525,276
Receivables:
Dividends and Interest	1,724
Total Assets	1,527,000
Liabilities:
Accrued Management Fees	1,258
Other Accrued Expenses	1,258
Total Liabilities	2,516

Net Assets	$ 1,524,484

Net Assets Consist of:
Capital Stock	$ 129
Paid In Capital	1,348,499
Accumulated Undistributed Net Investment Loss	(3,017)
Accumulated Realized Loss on Investments	(50,796)
Unrealized Appreciation in Value of Investments	229,669
Net Assets, for 128,788 Shares Outstanding	$ 1,524,484

Net Asset Value Per Share	$ 11.84

The accompanying notes are an integral part of these financial statements.

Bread & Butter Fund
Statement of Operations
For the six months ended June 30, 2011
.

Investment Income:
Dividends (net of $173 of foreign tax withheld)	$ 11,611
Interest	316
Total Investment Income	11,927

Expenses:
Advisory Fees (Note 2)	7,414
Transfer Agent Fees	3,000
Custody Fees	1,800
Printing & Postage Fees	159
Professional Fees	5,100
Insurance Fees	151
Registration Fees	3,518
Software Fees	370
Director Fees	24
Taxes	500
Other Expenses	341
Total Expenses	22,377
Less fees waived and expenses reimbursed by Advisor (Note 2)	(7,339)
Net Expenses	15,038

Net Investment Loss	(3,111)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	22,824
Net Change in Unrealized Appreciation on Investments	27,055
Realized and Unrealized Gain on Investments	49,879

Net Increase in Net Assets Resulting from Operations	$ 46,768

The accompanying notes are an integral part of these financial statements.

Bread & Butter Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	6/30/2011	12/31/2010
Increase (Decrease) in Net Assets From Operations:
Net Investment Income (Loss)	$ (3,111)	$ (2,513)
Realized Gain (Loss) on Investments	22,824	41,610
Unrealized Appreciation on Investments	27,055	82,564
Net Increase in Net Assets Resulting from Operations	46,768	121,661

Distributions to Shareholders:
Net Investment Income	-	-
Realized Gains	-	-
Total Distributions Paid to Shareholders	-	-

Capital Share Transactions (Note 4)	104,351	188,788

Total Increase in Net Assets	151,119	310,449

Net Assets:
Beginning of Period	1,373,365	1,062,916

End of Period (Including Undistributed Net Investment Income (Loss)	$ 1,524,484	$ 1,373,365
of ($3,017), and $93, respectively)

The accompanying notes are an integral part of these financial statements.

Bread & Butter Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	6/30/2011		12/31/2010	12/31/2009	12/31/2008	12/31/2007	12/31/2006

Net Asset Value, at Beginning of Period	$ 11.46		$ 10.34	$ 8.42	$ 10.37	$ 11.03	$ 10.15

Income From Investment Operations:
Net Investment Income (Loss) *	(0.02)		(0.02)	0.09	0.04	0.13	0.14
Net Gain (Loss) on Securities (Realized and Unrealized)	0.41		1.14	1.92	(1.96)	(0.55)	0.95
Total from Investment Operations	0.39		1.12	2.01	(1.92)	(0.42)	1.09

Distributions:
Net Investment Income	-		-	(0.09)	(0.03)	(0.12)	(0.14)
Realized Gains	-		-	-	-	(0.04)	-
Return of Capital	-		-	-	-	(0.08)	(0.07)
Total Distributions	-		-	(0.09)	(0.03)	(0.24)	(0.21)

Net Asset Value, at End of Period	$ 11.84		$ 11.46	$ 10.34	$ 8.42	$ 10.37	$ 11.03

Total Return **	3.32%		10.83%	23.91%	(18.49)%	(3.83)%	10.73%

Net Assets at End of Period (Thousands)	$ 1,524		$ 1,373	$ 1,063	$ 967	$ 1,151	$ 967

Ratio of Expenses to Average Net Assets
Before Waivers	2.97%	†	3.53%	3.66%	2.75%	2.69%	3.22%
After Waivers	2.00%	†	1.76%	1.40%	1.40%	1.40%	1.40%
Ratio of Net Investment Income to Average Net Assets
After Waivers	(0.41)%	†	(0.21)%	0.94%	0.33%	1.19%	1.46%

Portfolio Turnover	19.20%		49.92%	15.47%	59.66%	18.09%	5.33%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
† Annualized
The accompanying notes are an integral part of these financial statements.

BREAD & BUTTER FUND

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2011 (UNAUDITED)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization:  The Bread & Butter Fund, Inc. (the "Fund"), is an open-end, no-load, non-diversified regulated investment company that was incorporated in the state of New Jersey on March 2, 2004.  The Fund commenced investment operations October 31, 2005. The Fund is authorized to issue 100,000,000 shares of $.001 par value capital stock.

The Fund's investment objective is to seek long-term capital appreciation primarily by investing in securities that Potkul Capital Management LLC (the "Adviser") believes are undervalued. The Fund is a "non-diversified" portfolio, which means it can invest in fewer securities at any one time than diversified portfolios.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuations:  Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.   Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price, except for short positions, for which the last quoted asked price is used. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors. The Board has adopted guidelines for good faith pricing, and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Directors.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Foreign Currency:  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Federal Income Taxes:  The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

In addition, GAAP requires management of the Fund to analyze all open tax years, fiscal years 2008-2011, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities.  As of and during the six months ended June 30, 2011, the Fund did not have a liability for any unrecognized tax benefits.  The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders:  The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

BREAD & BUTTER FUND

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2011 (UNAUDITED)

Other:  The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums are amortized, over the useful lives of the respective securities. Withholding taxes on foreign dividends will be provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

Use of Estimates:  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets for operations during the reporting. Actual results could differ from these estimates.

Subsequent Events - Management has evaluated the impact of all subsequent events through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

NOTE 2. INVESTMENT ADVISORY AGREEMENT

The Fund has an investment advisory agreement with the Adviser to furnish investment advisory and certain other management services to the Fund. The Fund will pay the Adviser a monthly fee based on the Fund's average daily net assets at the annual rate of 1.00%.  The Adviser will absorb all expenses of the Fund so that the Fund's total expense ratio is equal to or less than 2.00%.  This expense cap shall remain in effect in perpetuity and can only be terminated by the Fund. The Fund will bear its own operating expenses which will include director's fees, legal and accounting fees, interest, taxes, brokerage commissions, bookkeeping and record maintenance, operating its office, transfer agent and custodian fees.  For the six months ended June 30, 2011, the Adviser earned $7,414 pursuant to the advisory agreement.  The Adviser waived $7,339 in advisory fees for the six months ended June 30, 2011.   At June 30, 2011, the Fund owed the Advisor $1,258 for management fees.

James B. Potkul is the President and Chief Investment and Compliance Officer of the Fund. Mr. Potkul is also the President/Chief Investment Officer and Principal of the Adviser.

NOTE 3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term securities) for the six months ended June 30, 2011 were $459,748 and $236,144, respectively.

NOTE 4. CAPITAL SHARE TRANSACTIONS

As of June 30, 2011, there were 100,000,000 shares of $.001 per value capital stock authorized.  The total par value and paid-in capital totaled $1,348,499. Transactions in capital stock were as follows for the six months ended June 30, 2011 and the year ended December 31, 2010.

	June 30, 2011		December 31, 2010
	Shares	Amount	Shares	Amount
Shares sold	12,308	$ 143,951	18,547	$ 203,954
Shares reinvested	-	-	-	-
Shares redeemed	(3,386)	(39,600)	(1,432)	(15,166)
Total increase (decrease)	8,922	$ 104,351	17,115	$ 188,788

BREAD & BUTTER FUND

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2011 (UNAUDITED)

NOTE 5.   TAX MATTERS

As of December 31, 2010, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

Undistributed ordinary income

$               93

Capital loss carry-forwards expiring:  12/31/2017 +

($     73,620)

Post-October capital loss deferrals between realized 11/1/10 and 12/31/2010*

$                 0

Gross unrealized appreciation on investment securities

$      212,685

Gross unrealized depreciation on investment securities

(10,070)

Net unrealized depreciation on investment securities

$      202,615

Tax Cost of investment securities

$   1,170,853

*These deferrals are considered incurred in the subsequent year.

+ The capital loss carry-forwards will be used to offset any capital gains realized by the Fund in future years through the expiration date. The Fund will not make distributions from capital gains while a capital loss carry-forward remains.

On December 30, 2009 the Fund paid an income dividend of $.0937 per share for a total amount of $9,542.  The Fund did not pay a dividend distribution for the six months ended June 30, 2011.

NOTE 6. NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.”  ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Certain disclosures required by ASU No. 2010-06 are effective for interim and annual periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact ASU No. 2010-06 will have on the Fund’s financial statement disclosure.

Bread & Butter Fund
Expense Illustration
June 30, 2011 (Unaudited)

Expense Example

As a shareholder of the Bread & Butter Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2011 through June 30, 2011.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the  information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply  divide your account value by $1,000 (for example, an $8,600 account value divided by  $1,000 = 8.6), then multiply the result by  the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your  account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid  for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so,  compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2011	June 30, 2011	January 1, 2011 through June 30, 2011

Actual	$1,000.00	$1,033.16	$10.08
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.88	$9.99

* Expenses are equal to the Fund's annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

BREAD & BUTTER FUND

ADDITIONAL INFORMATION

JUNE 30, 2011 (UNAUDITED)

DIRECTORS AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors.  Information pertaining to the Directors of the Fund is set forth below.  The SAI includes additional information about the Fund's Directors, and is available without charge, by calling 1-888-476-8585.  Each director may be contacted in writing to the director c/o Bread & Butter Fund, Inc., 3633 Hill Road, Parsippany, NJ 07054.

The following table provides information regarding each Fund who is not an “interested person” of the Fund, as defined in the Investment Company Act of 1940.

Name, Age	Position, Term & Length of Time Served with the Trust	Principal Occupations During Past 5 Years and Current Directorships
Donald J McDermott Age: 81	Director, Chairman of the Board 1 Year 6 Years	Retired Professor at Essex County College
Frank J Figurski Age: 48	Director 1 Year 6 Years	Systems Administrator at Premier Healthcare Exchange, Inc.
Theodore J Moskala Age: 47	Director 1 Year 6 Years	President of Nittany Management, Inc.

The following table provides information regarding each Director who is an “interested person” of the Fund, as defined in the Investment Company Act of 1940, and each officer of the Fund.

Name, Age	Position, Term and Length of Time Served with the Fund	Principal Occupations During Past 5 Years and Current Directorships
Jeffrey E. Potkul Age: 44	Director, Secretary 1 Year 6 Years	Manager – Health Economics & Reimbursement Ethicon/Johnson & Johnson

Directors of the Fund are considered "Interested Directors" as defined in the Investment Company Act of 1940 because these individuals are related to the Fund’s Investment Adviser. Jeffrey E.  Potkul is the brother of James B. Potkul, who is the President of the Fund and of the Fund’s Adviser.

BREAD & BUTTER FUND

ADDITIONAL INFORMATION (CONTINUED)

JUNE 30, 2011 (UNAUDITED)

PROXY VOTING GUIDELINES

Potkul Capital Management LLC., the Fund's Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. The Fund's proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12 month period ended June 30, is available without charge by calling the Fund at 1-888-476-8585, at the Fund's website http://www.breadandbutterfund.com or by visiting the Securities and Exchange Commission ("SEC's") website http://www.sec.gov.

QUARTERLY FILING OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Fund's website http://www.breadandbutterfund.com or at the SEC's website at http://www.sec.gov.  The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At an in-person meeting held on June 25, 2011, the Board of Directors, including a majority of Directors that are not "interested" persons of the Fund (as the term is defined in the 1940 Act), re-approved the Advisory Agreement based upon its review of the qualitative and quantitative information provided by the Investment Advisor. In reaching their determinations relating to approval of the Advisory Agreement, the Directors considered all factors they believed relevant including the following:

The nature, extent and quality of investment, and other services to be rendered by the Investment Manager; comparative fee, performance and expense data for the Fund and other investment companies with similar investment objectives; the extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of investors; information about fees charged by the Investment Manager to other clients with similar investment objectives; the professional experience and qualifications of the Fund’s portfolio manager; profitability of the Investment Manager; and the terms of the Advisory Agreement.

The Directors also considered their overall confidence in the integrity and competence of the Investment Manager. In their deliberations, the Directors did not identify any particular information that was all-important or controlling, and each Director attributed different weights to the various factors. The Directors determined that the overall arrangements between the Fund and the Investment Manager, as provided in the Advisory Agreement, were fair and reasonable in light of the services performed, expenses expected to be incurred, and such other matters as the Directors considered relevant in the exercise of their reasonable judgment.

The material factors and conclusions that formed the basis for the Directors reaching their determinations to approve the Advisory Agreement (including their determinations that the Investment Manager should continue to be the investment adviser for the Fund and that the fees payable to the Investment Manager pursuant to the Advisory Agreement continue to be appropriate) were separately discussed by the Directors.

Nature, Extent, and Quality of Services Provided by the Investment Manager — The Directors noted that, under the Advisory Agreement, the Investment Manager, subject to the control of the Directors, administers the Fund’s business and other affairs. The Directors also noted that the Investment Manager

BREAD & BUTTER FUND

ADDITIONAL INFORMATION (CONTINUED)

JUNE 30, 2011 (UNAUDITED)

manages the investment of the assets of the Fund, including making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies.

The Directors considered the scope and quality of services provided by the Investment Manager under the Advisory Agreement. The Directors considered the cyclical nature of value investing, the quality of the investment research capabilities of the Investment Manager, the other resources it dedicates to performing services for the Fund and the active management style of the Investment Manager. The Directors also considered the experience, reputation, and investment philosophy of Mr. James B. Potkul, the principal of the Investment Manager and portfolio manager of the Fund. The quality of administrative and other services also were considered.

The Directors concluded that the nature of the services provided by the Investment Manager continues to be satisfactory.

Investment Advisory Fees Paid by and Performance of the Fund — The Directors considered the advisory fee rate paid by the Fund to the Investment Manager and the performance of the Fund.

The Directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. They also recognized that when comparing the performance of the Fund to the performance of comparable funds, it is important to take factors such as size, risk management, and the age of the Fund into account. The Directors noted that it might be more appropriate to look at performance over a longer period of time (such as three to inception) than the performance over the short term, since the Investment Manager has a long-term approach to managing assets. The Directors concluded that the advisory fee rate, taking into account performance and the other factors mentioned above, was in line with other comparable funds. The Directors also considered that the advisory fee was at the same level as the fees charged by the Investment Manager to its other client accounts.

Possible Economies of Scale — The Directors considered whether the fee waiver was reasonable in light of the Fund’s assets size. The Directors determined that the fee waiver helps to keep Fund expenses in line with competitive funds and is reasonable.

In addition, the Directors noted that although the Fund’s contractual management fee did not include voluntary waivers. The Directors recognized that the Investment Manager has made great effort to keep cost low and waive expenses

The Directors noted that (i) the expenses paid by the Fund were customary in the mutual fund industry, and additionally, the Fund is a no-load fund and as such Fund shareholders do not pay sales charges common to other Funds and (ii) the expense ratios of some of the comparable funds were lower because of waivers or reimbursements by those funds’ investment advisers, which in some cases were voluntary and perhaps temporary and a larger asset base. The Directors concluded that the Fund’s expense ratio was satisfactory.

Investment Manager Profitability — The Directors noted that the Investment Manager provides the Fund with office space, administrative and other services as are necessary for the Fund’s operations. The Directors considered that the Investment Manager paid the total cost of the organization of the Fund (without reimbursement). It was also noted that the Investment Manager is contractually obligated to waive Fund expenses beyond 2%. The Directors considered the expenses of the Investment Manager and the services provided by the Investment Manager and determined that the Investment Manager was currently not profitable based on the expenses and relatively small asset levels of the Fund.

Investment Adviser

Potkul Capital Management, LLC.

3633 Hill Rd. 3rd flr.

Parsippany, NJ  07054

Transfer Agent

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Custodian

The Huntington National Bank

7 Easton Oval, Columbus, Ohio 43219

Independent Registered Public Accounting Firm

Sanville & Company

1514 Old York Road, Abington, PA 19001

Legal Counsel

The Sourlis Law Firm

214 Broad Street

Red Bank, NJ  07701

This report is provided for the general information of the shareholders of Bread & Butter Fund. This report is not intended for distribution to prospective investors in the fund, unless preceded or accompanied by an effective prospectus.

ITEM 2.  CODE OF ETHICS – filed herewith under exhibits

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT – Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - Not applicable.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.   Not applicable.

ITEM 6.   SCHEDULE OF INVESTMENTS Schedule of Investments is included as part of the    report to shareholders filed under Item 1 of this Form.

ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.   PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT  COMPANIES.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS- Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES – Not applicable.

ITEM 12.  EXHIBITS.

 (a)   (1)      EX-99.CODE ETH.  Filed herewith.

(a)(2)  Certifications pursuant to Section 302 of the Sarbanes-Oxley

  Act of 2002.  ex-99cert  Filed herewith.

(b)     Certifications pursuant to Section 906 of the Sarbanes-Oxley

 Act of 2002.  ex-99.906cert   Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bread & Butter Fund, Inc.

By /s/ James B. Potkul

--------------------------

       James B. Potkul

       Principal Financial Officer

Date 09/08/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ James B. Potkul

------------------------

       James B. Potkul

       President

Date 09/08/2011